Other income and other expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other income and other expenses
33	Other income and other expenses
Other income is analysed as follows:

	2019	2018	2017
VAT relief	1,216	1,392	—
Reimbursement	519	—	1,650
Release of provisions for contingent liabilities	332	1,700	—
Other	3,095	2,852	—

Total	5,162	5,944	1,650

During 2019 and 2018 the Brazilian subsidiary obtained a VAT relief of 1,216 and 1,392, respectively, connected to local tax rules on VAT payments.
During 2019 and 2017, the Company recorded a refund of 519 and 1,650, respectively, related to the positive outcome of litigation started in previous years and fully settled at year-end.
During 2018 and 2019, the Company released provisions for legal claims by 332 and 1,700, respectively, further to the positive settlement of some legal disputes with suppliers.
Other expenses include some minor costs incurred by the Group and not related to cost of sales, selling and administrative expenses.